FLOW-THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Jul. 31, 2026
Flow Through Share Premium Liability [Abstract]
FLOW-THROUGH SHARE PREMIUM LIABILITY [Text Block]

11. FLOW-THROUGH SHARE PREMIUM LIABILITY

On September 24, 2024, the Company issued 906,346 common shares on a “flow-through” basis at a price of $0.433 per Share for gross proceeds of $392,750. The flow-through proceeds were renounced on December 31, 2024. The Company incurred the required expenditures within the period prescribed under the Income Tax Act (Canada).

On February 21, 2025, the Company issued 1,530,612 common shares on a “flow-through” basis at a price of $0.98 per Share for gross proceeds of $1,500,000. The flow-through proceeds were renounced on December 31, 2025. As at July 31, 2026, the Company had incurred $1,397,429 in qualified expenditures with respect to this issuance.

On October 22, 2025, the Company issued 800,000 common shares on a “flow-through” basis at a price of $2.00 per Share for gross proceeds of $1,600,000. A flow-through share liability was not recognized as the market price of the shares was greater than the issuance price.  The flow-through proceeds were renounced on December 31, 2025. At July 31, 2026, the Company has incurred $1,475,000 in qualified expenditures with respect to this issuance.

The following table shows the liability related to the premium on the flow-through shares issued at the applicable dates:

	Issued on September 24, 2024	Issued on February 21, 2025	Total
	$	$	$
Balance, July 31, 2024	-	-	-
Liability incurred on flow-through shares issued	96,646	61,224	157,870
Settlement of flow-through share liability on incurred expenses	(96,646)	(48,921)	(145,567)
Balance, July 31, 2025	-	12,303	12,303
Settlement of flow-through share liability on incurred expenses	-	(12,303)	(12,303)
Balance, July 31, 2026	-	-	-